Note 13 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 22,448	$ 23,975	$ 33,129
Discontinued operations [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	15,200	15,200	14,900
Total expenses, by nature	$ 14,400	$ 17,600	$ 16,900